UNITED STATES
                                        SECURITIES AND EXCHANGE COMMISSION
                                              Washington, D.C. 20549

                                                    FORM 24F-2
                                         Annual Notice of Securities Sold
                                              Pursuant to Rule 24f-2

  Read instructions at end of Form before preparing Form. Please print or type

1.       Name and address of issuer:     Legg Mason Charles Street Trust, Inc.
                                  100 Light Street, Baltimore, Maryland  21202

2. The name of each series or class of securities for which this Form is filed (if the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): [x]

3. Investment Company Act File Number:811-8611

Securities Act File Number: 333-44423

4(a). Last day of fiscal year for which this Form is filed: March 31, 2002

4(b). [ ] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c). [ ] Check box if this is the last time the issuer will be filing this Form.

5. Calculation of registration fee:

         (i)      Aggregate sale price of securities sold during the
                  fiscal year pursuant to section 24(f):            $48,909,840
                                                                   ------------
         (ii)     Aggregate price of securities redeemed or
                  repurchased during the fiscal year:                $4,589,332
                                                                    -----------
         (iii)    Aggregate price of securities redeemed or
                  repurchased during any prior fiscal year ending
                  no earlier than October 11, 1995 that were not
                  previously used to reduce registration fees payable
                  to the Commission:                               $402,046,370
                                                                   ------------
         (iv)     Total available redemption credits [add Items
                  5(ii) and 5(iii)]:                              -$406,635,702
                                                                   ------------
         (v)      Net sales - if Item 5(i) is greater than Item 5(iv)
                  [subtract Item 5(iv) from Item 5(i)]:                   $0.00
                                                                    -----------
         (vi)     Redemption credits available for use in future years
                  if Item 5(i) is less than Item 5(iv) [subtract Item
                  5(iv) from Item 5(i)]:                         $(357,725,862)
                                                                 --------------
         (vii)    Multiplier for determining registration fee (See
                  instruction C.9):                                   x .000092
                                                                      ---------

         (viii)   Registration fee due [multiply Item 5(v) by Item
                  5(vii)] (enter "0" if no fee is due):                  =$0.00
                                                                        -------
6.       Prepaid Shares

If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: n/a. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: n/a.

7. Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D): +$n/a

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                                         =$0.00
                                                                         ------
9.  Date  the  registration  fee  and  any  interest  payment  was  sent  to the
Commission's lockbox depository:                  n/a
                                                 ------
         Method of Delivery:

         [  ]     Wire Transfer
         [  ]     Mail or other means

                                 SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)    /s/Marie K. Karpinski
                            ------------------------------------------------
                            Marie K. Karpinski, Vice President and Treasurer
                            ------------------------------------------------
Date                        June 26, 2002
                            -------------------------------------------------